UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


					 FORM 24F-2
				Annual Notice of Securities Sold
			                    Pursuant to Rule 24f-2


			Read instructions at end of Form before preparing Form.
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1. Name and address of issuer:	The Lipper Funds, Inc.
				101 Park Avenue
				New York, New York  10178
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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of
securities, check the box but do not list series or classes):		[ X ]


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3. Investment Company Act File Number:	811 - 9108


     Securities Act File Number:		33 - 97984
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4(a). Last day of fiscal year for which this Form is filed:
December 31, 2001

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4(b).[   ]	Check box if this Form is being filed late (i.e., more
than 90 days after the end of the issuer's fiscal year).
(See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[   ]	Check box if this is the last time the issuer will
be filing this Form.

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5. Calculation of registration fee:

	 (i) Aggregate sale price of securities sold during
	      the fiscal year pursuant to section 24f-2:		$75,012,344

	(ii) Aggregate price of securities redeemed
	       or repurchased during the fiscal year:	$ 59,732,230

	(iii) Aggregate price of securities redeemed or
	       repurchased during any prior fiscal year ending
	       no earlier than October 11, 1995 that were not
	       previously used to reduce registration fees payable
	       to the Commission:	$ 0

	(iv) Total available redemption credits
		[add Items 5(ii) and 5(iii)]:		     $ 59,732,230

	 (v) Net sales - if Item 5(i) is greater than Item 5(iv)
	       [subtract Item 5(iv) from Item 5(i)]:			     $ 15,280,114


	(vi) Redemption credits available for use in future years	$ 0
	      -- if Item 5(i) is less than Item 5(iv) [subtract Item
	      5(iv) from Item 5(i)]:

	(vii) Multiplier for determining registration fee (See
	        Instruction C.9):			 x.000092

	(viii) Registration fee due [multiply Item 5(v) by Item
	         5(vii)] (enter "0" if no fee is due):			=$1,405.77

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6. Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount
	of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
	here: n/a.   If there is a number of shares or other units
	that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.
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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

				+$0

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8. Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:


				=$ 1,405.77

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

		March 21, 2002

	Method of Delivery:

		[X]         Wire Transfer
		[   ]	Mail or other means

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					SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  	/s/ Helen A. Robichaud

				Helen A. Robichaud, Assistant Secretary

Date	March 21, 2002

		*Please print the name and title of the signing officer below the signature.